Securities (Summary of Equity Securities Net Realized Gains (Losses) Explanatory) (Details) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2026	Jul. 31, 2025	Jul. 31, 2026	Jul. 31, 2025
Equity Securities [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Fair value	$ 167	$ 63	$ 376	$ 189
Cumulative realized gain/(loss)	60	15	108	(5)
FHLB stock [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Fair value	54	664	85	1,201
Cumulative realized gain/(loss)	$ 0	$ 0	$ 0	$ 0